Significant Accounting Policies and Estimates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 HKD ($)
Significant Accounting Policies and Estimates [Line Items]
Insurance amount	$ 250,000			¥ 500,000
Uninsured amount (in Dollars)	397,415		$ 226,515
Deposits	64,000				$ 500,000
Cash (in Dollars)	$ 1,181,159
Property and equipment net useful lives	3 years			3 years	3 years
Depreciation expense (in Dollars)	$ 756
Short-term lease term	12 months			12 months	12 months
Non-controlling interests (in Dollars)	$ 3,885		113,382 [1]
Revenue from discontinued operations	1,948,681	$ 7,261,545
Impairment of property and equipment
Research and development expenses discountinued	$ 176,415	$ 75,605
Segment Reporting, Expense Information Used by CODM, Description	The Company’s CEO is the chief operating decision maker (“CODM”). The CODM reviews the Company’s financial performance and allocates resources on a consolidated basis using operating profit (loss) as the measure of segment profit or loss.
Segment Reporting, Expense Information Used by CODM, Type [Extensible Enumeration]	CEO
Mainland China [Member]
Significant Accounting Policies and Estimates [Line Items]
Insurance amount	$ 76,000			¥ 500,000
PRC Mainland China [Member]
Significant Accounting Policies and Estimates [Line Items]
Insurance amount	$ 160,800		81,660
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	26.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	100.00%
Customer Concentration Risk [Member] | Customer One [Member] | Service Purchases [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	100.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Service Purchases [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	100.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage	12.00%
NCIs [Member]
Significant Accounting Policies and Estimates [Line Items]
Non-controlling interests (in Dollars)	$ 3,885		113,382
British Virgin Islands [Member]
Significant Accounting Policies and Estimates [Line Items]
Cash (in Dollars)
Cash [Member]
Significant Accounting Policies and Estimates [Line Items]
Cash (in Dollars)	$ 987,518		$ 604,281
Minimum [Member]
Significant Accounting Policies and Estimates [Line Items]
Value added tax rate	1.00%			1.00%	1.00%
Maximum [Member]
Significant Accounting Policies and Estimates [Line Items]
Value added tax rate	9.00%			9.00%	9.00%

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4